Schedule of Prepaid Expenses (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Exploration and production advances	$ 1,542,172	$ 871,527
Prepaid expenses	62,599	83,852
Prepaid taxes	21,578	7,433
Prepaid expenses and deposits	$ 1,626,349	$ 962,812